Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before provision for income tax expense									$ 11,696	$ 7,396	$ 3,368
Tax at statutory federal income tax rate									3,977	2,515	1,145
Tax-exempt income									(348)	(353)	(380)
State income tax, net of federal tax benefit									385	233	61
Release of prior year over accrual									0	0	(371)
Other, net									28	27	91
Total income tax expense	$ 1,074	$ 802	$ 1,121	$ 1,045	$ 903	$ 771	$ 810	$ (62)	$ 4,042	$ 2,422	$ 546
Tax at statutory federal income tax rate (in percent)									34.00%	34.00%	34.00%
Tax-exempt income (in percent)									(2.98%)	(4.77%)	(11.27%)
State income tax, net of federal tax benefit (in percent)									3.30%	3.15%	1.81%
Release of prior year over accrual (in percent)									0.00%	0.00%	(11.01%)
Other, net (in percent)									0.24%	0.37%	2.70%
Provision for income tax expense (in percent)									34.56%	32.75%	16.23%